Supplemental Information On Oil And Natural Gas Producing Activities (Schedule Of Capitalized Costs) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Supplemental Information On Oil And Natural Gas Producing Activites [Abstract]
Proved property	$ 636,816	[1]	$ 591,889	[1]
Unproved property	1,589	[1]	1,380	[1]
Total property costs	638,405	[1]	593,269	[1]
Materials and supplies	1,054	[1]	771	[1]
Land	751	[1]	751	[1]
Total	640,210	[1]	594,791	[1]
Less: Accumulated depreciation, depletion, amortization and impairments	(495,215)	[1]	(474,669)	[1]
Oil and natural gas properties and equipment, net	$ 144,995	[1]	$ 120,122	[1]

[1]	Capitalized costs include the cost of equipment and facilities for our oil and natural gas producing activities. Proved property costs include capitalized costs for leaseholds holding proved reserves; development wells and related equipment and facilities (including uncompleted development well costs); and support equipment. Unproved property costs include capitalized costs for oil and natural gas leaseholds where proved reserves do not exist.